Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information [Abstract]
Entity Registrant Name	FSD Pharma Inc.
Entity Central Index Key	0001771885
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Entity Common Stock, Shares Outstanding	19,161,620
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes